UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services at 1-800-822-5544
or
Institutional Shareholder Services at 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners
Variable Fundamental
Value Portfolio

Managed by CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks long-term capital growth. Current income is a secondary consideration.

Portfolio name change

During the fourth quarter of 2009, it is expected that the Portfolio’s name will change to Legg Mason ClearBridge Variable Fundamental Value Portfolio. There will be no change in the Portfolio’s investment objective or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	9

Statement of operations	10

Statements of changes in net assets	11

Financial highlights	12

Notes to financial statements	14

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Variable Fundamental Value Portfolio   I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months ended June 30, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in January and February 2009, with the Index returning -8.43% and -10.65%, respectively. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply, rising approximately 36% from their March low through the end of June 2009. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index gained 3.16% over the six-month reporting period.

Looking at the U.S. stock market more closely, in terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000v, Russell Midcapvi and Russell 2000vii Indices, returned 4.32%, 9.96% and 2.64%, respectively, during the six-month period ended June 30,

II   Legg Mason Partners Variable Fundamental Value Portfolio

2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 11.52% and -3.05%, respectively. This disparity in returns was due, in part, to the strong performance of growth-oriented technology stocks and the weak performance of value-oriented financial stocks.

Performance review
For the six months ended June 30, 2009, Class I shares of Legg Mason Partners Variable Fundamental Value Portfolio1 returned 4.54%. The Portfolio’s unmanaged benchmark, the Russell 3000 Indexx, returned 4.20% for the same period. The Lipper Variable Large-Cap Core Funds Category Average2 returned 5.23% over the same time frame.

   PERFORMANCE SNAPSHOT as of June 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Fundamental Value Portfolio[1] — Class I Shares	4.54%

Russell 3000 Index	4.20%

Lipper Variable Large-Cap Core Funds Category Average[2]	5.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned 4.35% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class I and Class II shares were 0.80% and 1.25%, respectively.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.25% for Class II shares. This expense limitation may be reduced or terminated at any time.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 232 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Fundamental Value Portfolio   III

Letter from the chairman continued

A special note regarding increased market volatility
Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
Important information with regard to certain regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2009

IV   Legg Mason Partners Variable Fundamental Value Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason Partners Variable Fundamental Value Portfolio   V

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Portfolio at a glance (unaudited)

   INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	4.54%	$1,000.00	$1,045.40	0.82%	$4.16

Class II	4.35	1,000.00	1,043.50	1.25	6.33

[1]	For the six months ended June 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.73	0.82%	$4.11

Class II	5.00	1,000.00	1,018.60	1.25	6.26

[1]	For the six months ended June 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2009

   LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 99.2%

CONSUMER DISCRETIONARY — 9.4%

	Hotels, Restaurants & Leisure — 1.2%
203,620	Carnival Corp.	$5,247,287

76,484	Marriott International Inc., Class A Shares	1,688,013

	Total Hotels, Restaurants & Leisure	6,935,300

	Household Durables — 0.9%
295,440	Toll Brothers Inc.*	5,013,617

	Media — 2.6%
652,730	Walt Disney Co.	15,228,191

	Specialty Retail — 4.7%
428,750	Gap Inc.	7,031,500

631,080	Home Depot Inc.	14,912,421

178,280	Penske Automotive Group Inc.	2,966,579

197,060	Williams-Sonoma Inc.	2,339,102

	Total Specialty Retail	27,249,602

	TOTAL CONSUMER DISCRETIONARY	54,426,710

CONSUMER STAPLES — 4.5%

	Food & Staples Retailing — 2.1%
10,971	FHC Delaware Inc.(a)(b)*	0

585,500	Safeway Inc.	11,926,635

	Total Food & Staples Retailing	11,926,635

	Food Products — 2.4%
307,520	Unilever PLC(a)	7,213,363

289,937	Unilever PLC, ADR	6,813,520

	Total Food Products	14,026,883

	TOTAL CONSUMER STAPLES	25,953,518

ENERGY — 12.2%

	Energy Equipment & Services — 7.0%
239,810	Baker Hughes Inc.	8,738,676

409,750	Halliburton Co.	8,481,825

214,490	Schlumberger Ltd.	11,606,054

52,850	Transocean Ltd.*	3,926,227

406,690	Weatherford International Ltd.*	7,954,856

	Total Energy Equipment & Services	40,707,638

See Notes to Financial Statements.

4   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO

SHARES	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 5.2%
224,390	Anadarko Petroleum Corp.	$10,185,062

59,060	ConocoPhillips	2,484,064

66,890	Devon Energy Corp.	3,645,505

96,280	Exxon Mobil Corp.	6,730,935

108,200	Hess Corp.	5,815,750

28,670	Murphy Oil Corp.	1,557,354

	Total Oil, Gas & Consumable Fuels	30,418,670

	TOTAL ENERGY	71,126,308

FINANCIALS — 20.8%

	Capital Markets — 5.6%
191,620	Franklin Resources Inc.	13,798,556

51,600	GAMCO Investors Inc., Series A	2,502,600

339,060	State Street Corp.	16,003,632

779	Teton Advisors Inc.(a)(b)*	0

	Total Capital Markets	32,304,788

	Commercial Banks — 2.0%
255,870	Comerica Inc.	5,411,650

135,850	East-West Bancorp Inc.	881,667

1,009,800	KeyCorp	5,291,352

	Total Commercial Banks	11,584,669

	Diversified Financial Services — 6.4%
1,336,830	Bank of America Corp.	17,646,156

566,546	JPMorgan Chase & Co.	19,324,884

	Total Diversified Financial Services	36,971,040

	Insurance — 3.9%
144,010	Allied World Assurance Holdings Ltd.	5,879,928

317,710	Chubb Corp.	12,670,275

299,295	CNA Surety Corp.*	4,037,490

	Total Insurance	22,587,693

	Real Estate Investment Trusts (REITs) — 2.9%
117,970	Host Hotels & Resorts Inc.	989,768

98,690	Jones Lang LaSalle Inc.	3,230,124

156,480	LaSalle Hotel Properties	1,930,963

213,834	Simon Property Group Inc.	10,997,483

	Total Real Estate Investment Trusts (REITs)	17,148,338

	TOTAL FINANCIALS	120,596,528

See Notes to Financial Statements.

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO

SHARES	SECURITY	VALUE

HEALTH CARE — 11.4%

	Health Care Providers & Services — 1.3%
173,190	McKesson Corp.	$7,620,360
	Life Sciences Tools & Services — 0.4%
478,329	Enzo Biochem Inc.*	2,118,998

	Pharmaceuticals — 9.7%
283,290	Abbott Laboratories	13,325,962

245,760	Johnson & Johnson	13,959,168

549,360	Merck & Co. Inc.	15,360,105

340,780	Novartis AG, ADR	13,900,416

	Total Pharmaceuticals	56,545,651

	TOTAL HEALTH CARE	66,285,009

INDUSTRIALS — 15.6%

	Aerospace & Defense — 3.9%
151,370	Boeing Co.	6,433,225

279,300	Honeywell International Inc.	8,770,020

167,050	Northrop Grumman Corp.	7,630,844

	Total Aerospace & Defense	22,834,089

	Air Freight & Logistics — 2.1%
238,550	United Parcel Service Inc., Class B Shares	11,925,114

	Building Products — 0.3%
84,720	Simpson Manufacturing Co. Inc.	1,831,646

	Construction & Engineering — 2.1%
125,580	Fluor Corp.	6,440,998

60,170	Jacobs Engineering Group Inc.*	2,532,555

167,430	Tutor Perini Corp.*	2,906,585

	Total Construction & Engineering	11,880,138

	Electrical Equipment — 0.4%
76,530	Emerson Electric Co.	2,479,572

	Industrial Conglomerates — 3.6%
546,330	General Electric Co.	6,402,988

714,600	McDermott International Inc.*	14,513,526

	Total Industrial Conglomerates	20,916,514

See Notes to Financial Statements.

6   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO

SHARES	SECURITY	VALUE
	Machinery — 2.9%
194,110	Dover Corp.	$6,423,100

147,320	PACCAR Inc.	4,789,373

135,810	Parker Hannifin Corp.	5,834,398

	Total Machinery	17,046,871

	Professional Services — 0.3%
73,480	Robert Half International Inc.	1,735,598

	TOTAL INDUSTRIALS	90,649,542

INFORMATION TECHNOLOGY — 19.8%

	Communications Equipment — 3.3%
825,300	Cisco Systems Inc.*	15,383,592

364,780	Telefonaktiebolaget LM Ericsson, ADR	3,567,549

	Total Communications Equipment	18,951,141

	Internet Software & Services — 1.6%
529,380	eBay Inc.*	9,068,279

	Semiconductors & Semiconductor Equipment — 11.0%
1,417,200	Applied Materials Inc.	15,546,684

469,360	Novellus Systems Inc.*	7,838,312

45,600	Samsung Electronics Co., Ltd., GDR(c)	10,636,200

1,228,327	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,558,557

767,590	Texas Instruments Inc.	16,349,667

52,689	Varian Semiconductor Equipment Associates Inc.*	1,264,009

73,741	Verigy Ltd.*	897,428

	Total Semiconductors & Semiconductor Equipment	64,090,857

	Software — 3.9%
128,470	Citrix Systems Inc.*	4,096,908

650,120	Lawson Software Inc.*	3,627,670

639,100	Microsoft Corp.	15,191,407

	Total Software	22,915,985

	TOTAL INFORMATION TECHNOLOGY	115,026,262

MATERIALS — 1.6%

	Metals & Mining — 0.7%
27,870	BHP Billiton Ltd., ADR	1,525,325

65,000	Nucor Corp.	2,887,950

	Total Metals & Mining	4,413,275

See Notes to Financial Statements.

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO

SHARES	SECURITY	VALUE
	Paper & Forest Products — 0.9%
172,910	Weyerhaeuser Co.	$5,261,651

	TOTAL MATERIALS	9,674,926

TELECOMMUNICATION SERVICES — 3.9%

	Diversified Telecommunication Services — 1.6%
374,200	AT&T Inc.	9,295,128
	Wireless Telecommunication Services — 2.3%
680,582	Vodafone Group PLC, ADR	13,264,543

	TOTAL TELECOMMUNICATION SERVICES	22,559,671

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $629,200,373)	576,298,474

FACE
AMOUNT

SHORT-TERM INVESTMENT† — 0.8%

	Repurchase Agreement — 0.8%
$4,482,000	Interest in $489,946,000 joint tri-party repurchase agreement dated 6/30/09 with Greenwich Capital Markets Inc., 0.080% due 7/1/09; Proceeds at maturity — $4,482,010; (Fully collateralized by various U.S. government agency obligations, 1.750% to 6.625% due 8/18/09 to 2/20/29; Market value — 4,571,664) (Cost — $4,482,000)	4,482,000

	TOTAL INVESTMENTS — 100.0% (Cost — $633,682,373#)	580,780,474

	Liabilities in Excess of Other Assets — 0.0%	(146,545)

	TOTAL NET ASSETS — 100.0%	$580,633,929

†	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Financial Statements.

8   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2009

ASSETS:

Investments, at value (Cost — $633,682,373)	$580,780,474

Cash	95

Receivable for securities sold	1,626,393

Dividends and interest receivable	1,327,001

Receivable for Portfolio shares sold	108,983

Prepaid expenses	622

Total Assets	583,843,568

LIABILITIES:

Payable for securities purchased	1,865,845

Payable for Portfolio shares repurchased	650,377

Investment management fee payable	364,639

Trustees’ fees payable	27,449

Accrued expenses	301,329

Total Liabilities	3,209,639

TOTAL NET ASSETS	$580,633,929

NET ASSETS:

Par value (Note 7)	$415

Paid-in capital in excess of par value	699,627,220

Undistributed net investment income	3,819,632

Accumulated net realized loss on investments and foreign currency transactions	(69,911,439)

Net unrealized depreciation on investments	(52,901,899)

TOTAL NET ASSETS	$580,633,929

Shares Outstanding:

Class I	41,477,138

Class II	144

Net Asset Value:

Class I	$14.00

Class II	$13.98

See Notes to Financial Statements.

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   9

Statement of operations (unaudited)
For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends	$6,759,799

Interest	15,256

Less: Foreign taxes withheld	(119,514)

Total Investment Income	6,655,541

EXPENSES:

Investment management fee (Note 2)	2,039,412

Shareholder reports (Note 5)	117,177

Trustees’ fees	31,987

Legal fees	22,038

Audit and tax	16,336

Insurance	8,131

Custody fees	4,539

Transfer agent fees (Note 5)	646

Distribution fees (Notes 2 and 5)	2

Miscellaneous expenses	3,932

Total Expenses	2,244,200

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,528)

Net Expenses	2,238,672

NET INVESTMENT INCOME	4,416,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	(17,414,072)

Foreign currency transactions	6,660

Net Realized Loss	(17,407,412)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	34,887,954

Foreign currencies	2

Change in Net Unrealized Appreciation/Depreciation	34,887,956

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	17,480,544

INCREASE IN NET ASSETS FROM OPERATIONS	$21,897,413

See Notes to Financial Statements.

10   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$4,416,869	$14,265,846

Net realized loss	(17,407,412)	(51,699,845)

Change in net unrealized appreciation/depreciation	34,887,956	(337,658,152)

Increase (Decrease) in Net Assets From Operations	21,897,413	(375,092,151)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(1,200,027)	(14,400,026)

Net realized gains	—	(677,956)

Decrease in Net Assets From Distributions to Shareholders	(1,200,027)	(15,077,982)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	6,658,055	21,265,597

Reinvestment of distributions	1,200,027	15,077,999

Cost of shares repurchased	(47,208,334)	(185,463,123)

Decrease in Net Assets From Portfolio Share Transactions	(39,350,252)	(149,119,527)

DECREASE IN NET ASSETS	(18,652,866)	(539,289,660)

NET ASSETS:

Beginning of period	599,286,795	1,138,576,455

End of period*	$580,633,929	$599,286,795

* Includes undistributed net investment income of:	$3,819,632	$602,790

See Notes to Financial Statements.

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   11

Financial highlights

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT
   EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES	2009[1,2]	2008[1]	2007[1]	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$13.42	$21.69	$22.79	$20.63	$21.10	$20.08

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.10	0.30	0.30	0.36	0.21	0.13

Net realized and unrealized gain (loss)	0.51	(8.23)	0.01	3.10	0.80	1.52

Total income (loss) from operations	0.61	(7.93)	0.31	3.46	1.01	1.65

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.33)	(0.29)	(0.37)	(0.20)	(0.14)

Net realized gains	—	(0.01)	(1.12)	(0.93)	(1.28)	(0.49)

Total distributions	(0.03)	(0.34)	(1.41)	(1.30)	(1.48)	(0.63)

NET ASSET VALUE, END OF PERIOD	$14.00	$13.42	$21.69	$22.79	$20.63	$21.10

Total return[3]	4.54%	(36.58)%	1.27%	16.80%	4.78%	8.22%

NET ASSETS, END OF PERIOD (MILLIONS)	$581	$599	$1,139	$963	$896	$886

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.82%[4]	0.84%	0.77%	0.79%[5]	0.78%	0.77%

Net expenses	0.82 [4]	0.84	0.77	0.78 [5,6]	0.78	0.77 [6]

Net investment income	1.62 [4]	1.59	1.30	1.59	0.97	0.68

PORTFOLIO TURNOVER RATE	20%	36%	15%	21%	34%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.76%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT
   EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$13.42	$21.70	$23.29

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08	0.24	0.19

Net realized and unrealized gain (loss)	0.50	(8.24)	(0.48)

Total income (loss) from operations	0.58	(8.00)	(0.29)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.27)	(0.18)

Net realized gains	—	(0.01)	(1.12)

Total distributions	(0.02)	(0.28)	(1.30)

NET ASSET VALUE, END OF PERIOD	$13.98	$13.42	$21.70

Total return[4]	4.35%	(36.87)%	(1.34)%

NET ASSETS, END OF PERIOD (000s)	$2	$2	$1

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	600.56%[5]	577.11%	557.68%[5]

Net expenses[6,7]	1.25 [5]	1.24	1.25 [5]

Net investment income	1.20 [5]	1.36	0.88 [5]

PORTFOLIO TURNOVER RATE	20%	36%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period February 2, 2007 (inception date) to December 31, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   13

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Fundamental Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs

14   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
		OBSERVABLE	UNOBSERVABLE
	QUOTED PRICES	INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Common stocks:

Consumer discretionary	$54,426,710	—	—	$54,426,710

Consumer staples	18,740,155	$7,213,363	—	25,953,518

Energy	71,126,308	—	—	71,126,308

Financials	120,596,528	—	—	120,596,528

Health care	66,285,009	—	—	66,285,009

Industrials	90,649,542	—	—	90,649,542

Information technology	115,026,262	—	—	115,026,262

Materials	9,674,926	—	—	9,674,926

Telecommunication services	22,559,671	—	—	22,559,671

Total common stocks	569,085,111	7,213,363	—	576,298,474

Short-term investment†	—	4,482,000	—	4,482,000

Total investments	$569,085,111	$11,695,363	—	$580,780,474

†	See notes to Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   15

Notes to financial statements (unaudited) continued

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year

16   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   17

Notes to financial statements (unaudited) continued

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
Up to $1.5 billion	0.750%

Next $0.5 billion	0.700

Next $0.5 billion	0.650

Next $1 billion	0.600

Over $3.5 billion	0.500

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management for cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Portfolio.

During the six months ended June 30, 2009, the Portfolio’s Class II Shares had a voluntary expense limitation in place of 1.25%.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the voluntary expense cap.

During the six months ended June 30, 2009, the Portfolio was reimbursed for expenses amounting to $5,528.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Portfolio had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Portfolio and any payments made pursuant to the Plan will be made from the Portfolio’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2009, the Portfolio had accrued $4,107 as deferred compensation payable.

18   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$104,888,981

Sales	136,257,303

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,253,335

Gross unrealized depreciation	(91,155,234)

Net unrealized depreciation	$(52,901,899)

4. Derivative instruments and hedging activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2009, the Portfolio did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of Class II shares. There is no distribution fee incurred by the Portfolio’s Class I shares. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$553	$111,740

Class II	$2	93	5,437

Total	$2	$646	$117,177

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   19

Notes to financial statements (unaudited) continued

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/
REIMBURSEMENTS
Class I	—

Class II	$5,528

Total	$5,528

6. Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
Net Investment Income:
Class I	$1,200,023	$14,399,990

Class II	4	36

Total	$1,200,027	$14,400,026

Net Realized Gains:
Class I	—	$677,954

Class II	—	2

Total	—	$677,956

7. Shares of beneficial interest
At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	521,750	$6,657,921	1,150,066	$21,262,710

Shares issued on reinvestment	85,472	1,200,024	1,103,603	15,077,961

Shares repurchased	(3,798,345)	(47,208,263)	(10,077,327)	(185,462,452)

Net decrease	(3,191,123)	$(39,350,318)	(7,823,658)	$(149,121,781)

Class II
Shares sold	10	$134	146	$2,887

Shares issued on reinvestment	—	3	3	38

Shares repurchased	(5)	(71)	(32)	(671)

Net increase	5	$66	117	$2,254

20   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

8. Capital loss carryforward
As of December 31, 2008, the Portfolio had a net capital loss carryforward of approximately $36,951,000, of which $383,336 expires in 2009, $191,668 expires in 2010 and $36,375,996 expires in 2016. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters
On May 31, 2005, the U. S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

$24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive

22   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order

Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report   23

Notes to financial statements (unaudited) continued

issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

24   Legg Mason Partners Variable Fundamental Value Portfolio 2009 Semi-Annual Report

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Legg Mason Partners
Variable Fundamental
Value Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Fundamental Value Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Fundamental Value Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management..

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010088 8/09 SR09-871

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009